INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

6.INVENTORIES

The inventories balance consists of:

	At December 31	At December 31
(in thousands)	2023	2022

Inventory of ore in stockpiles	$2,098	$2,098
Mine and mill supplies in MLJV	3,580	2,713
	$5,678	$4,811

Inventories-by balance sheet presentation:
Current	$3,580	$2,713
Long term-ore in stockpiles	2,098	2,098
	$5,678	$4,811

Long-term ore in stockpile inventory represents an estimate of the amount of ore on the stockpile in excess of the next twelve months of planned mill production.